CASH AND CASH EQUIVALENTS, SHORT-TERM BANK DEPOSITS AND MARKETABLE SECURITIES - (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Contractual Obligation Fiscal Year Maturity Schedule [Line Items]
Amortized Cost of marketable securities by contractual maturities	$ 2,422.0	$ 2,999.4
Gross unrealized gain of marketable securities by contractual maturity	3.0	0.1
Gross unrealized loss of marketable securities by contractual maturity	(55.5)	(123.4)
Fair value of marketable securities by contractual maturities	2,369.5	2,876.1
Within One Year [Member]
Contractual Obligation Fiscal Year Maturity Schedule [Line Items]
Amortized Cost of marketable securities by contractual maturities	956.6	1,024.9
Gross unrealized gain of marketable securities by contractual maturity	0.0	0.0
Gross unrealized loss of marketable securities by contractual maturity	(16.8)	(14.4)
Fair value of marketable securities by contractual maturities	939.8	1,010.5
After One Year Through Five Years [Member]
Contractual Obligation Fiscal Year Maturity Schedule [Line Items]
Amortized Cost of marketable securities by contractual maturities	1,465.4	1,974.5
Gross unrealized gain of marketable securities by contractual maturity	3.0	0.1
Gross unrealized loss of marketable securities by contractual maturity	(38.7)	(109.0)
Fair value of marketable securities by contractual maturities	$ 1,429.7	$ 1,865.6